COMPENSATION EXPENSE - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Salaries and benefits	$ 55,040	$ 43,630
Total compensation expense	99,256	89,951	[1]
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	27,201	32,228
Cash-based	20,307	15,922
Equity-based	6,894	16,306
Total AIP expense	27,201	32,228
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	17,015	14,093
Cash-based	16,635	13,532
Equity-based	380	561
Total AIP expense	$ 17,015	$ 14,093

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.